RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
b) During the year ended December 31, 2015, 2016 and 2017, the Group had the following related party transactions:

		For the year ended December31,
	Notes	2015	2016	2017	2017
		RMB	RMB	RMB	US$
Loan to a related party:
Lionbridge	(i)	200,000	280,000	150,000	23,055
Fees paid to related parties:
Mai Rui	(ii)	705	278	-	-
Bain Advisors	(iii)	6,200	6,200	38,537	5,923

(i)
The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB280,000 and RMB150,000 (US$23,055) to Lionbridge during the years ended December 31, 2016 and 2017, respectively, with details set forth below:

Year ended December 31, 2016
Loan granted	Principal	Interest Rate	Period
Loan 1	200,000	10%	March 10, 2015 to November 30, 2015
Loan 2	200,000	9%	March 30, 2016 to November 30, 2016
Loan 3	30,000	5%	July 8, 2016 to December 8, 2016
Loan 4	50,000	6%	July 8, 2016 to December 8, 2016

Year ended December 31, 2017
Loan granted	Principal	Interest Rate	Period
Loan 1	100,000	7%	February 24, 2017 to November 30, 2017
Loan 2	50,000	7%	March 20, 2017 to November 30, 2017

As of December 31, 2016 and 2017, respectively, the above loans were fully repaid. Interest income of RMB12,712 and RMB7,457(US$1,146) from the above loans were recorded as interest income during the years ended December 31, 2016 and 2017, respectively.

(ii)	During the years ended December 31, 2015, 2016 and 2017, the Group paid course development fees of RMB705, RMB278 and RMB nil (US$ nil), respectively, to Mai Rui.

(iii)
During the years ended December 31, 2015, 2016 and 2017, the Group paid consulting fees of RMB6,200, RMB6,200 and RMB38,537(US$5,923), respectively, to Bain Advisors, an affiliate of the Group’s majority shareholder, which included a lump sum consulting termination fee of RMB33,887(US$5,208) to Bain Advisors as a result of the IPO for the year ended December 31, 2017, of which RMB20,000(US$3,074) was unpaid as at December 31, 2017 (note 13 c) (2)).

(iv)	On November 1, 2017, the Group acquired Edge Business from a seller in which a managing director of Bain Capital is a director and minority shareholder. (Note 4)

c) The balances between the Group and its related parties as of December 31, 2016 and 2017 are listed below:

Schedule Of Due From Related Parties [Table Text Block]	(1) Amounts due from a related party
	As at December 31,
	2016	2017	2017
	RMB	RMB	US$

Bain Capital Education IV	—	6,604	1,015

Schedule Of Due To Related Parties [Table Text Block]	(2) Amounts due to a related party
	As at December 31,
	2016	2017	2017
	RMB	RMB	US$

Bain Advisors	—	20,000	3,074